Leases - Maturity analysis of the operating lease liabilities (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Future minimum lease payments
2025	¥ 2,253,211	$ 308,689
2026	1,583,712	216,968
2027	939,852	128,759
2028	531,731	72,847
2029 and after	290,880	39,850
Total undiscounted cash flows	5,599,386	767,113
Less: imputed interest	(301,843)	(41,352)
Present value of lease liabilities	¥ 5,297,543	$ 725,761